Entity Information	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	GENMARK DIAGNOSTICS, INC.
Entity File Number	001-34753
Entity Address, Address Line One	5964 La Place Court
Entity Address, Postal Zip Code	92008
Local Phone Number	448-4300
Entity Address, State or Province	CA
Entity Address, City or Town	Carlsbad
City Area Code	760-
Trading Symbol	GNMK
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2053069
Document Period End Date	Aug. 04, 2020
Amendment Flag	false
Entity Central Index Key	0001487371